Line of Credit	9 Months Ended
Sep. 30, 2015
Debt Disclosure [Abstract]
Line of Credit

NOTE 4 – LINE OF CREDIT

The Company has a revolving line of credit with the Regions Bank with a limit of $100,000 with an interest rate of 4.95% (prime plus 2.7%). The line of credit is due on demand and the line expires on October 27, 2017. At September 30, 2015 and December 31, 2014, line of credit balances outstanding amounted to $67,501 and $34,981, respectively, At September 30, 2015, $32,499 is available to borrow under the line of credit.